LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of LAND USE RIGHTS [Line Items]
Cost	¥ 32,619	¥ 32,619
Balance	5,920
Balance	4,364	5,920
Carrying Amount	4,364	5,920
Accumulated amortization
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(4,398)	(4,029)
Amortization	(143)	(369)
Balance	(4,541)	(4,398)
Impairment
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(22,301)	(12,781)
Impairment for the year	(1,413)	(9,520)
Balance	¥ (23,714)	¥ (22,301)